Other Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions
22	OTHER PROVISIONS
At December 31, this item includes:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Legal contingencies	84,728	278,319	6,049	103,635	78,679	174,684
Contingent liabilities from the acquisition of subsidiaries	4,498	—	—	—	4,498	—
Provision for well closure (Note 5.1 d)	20,382	50,116	148	9,848	20,234	40,268

	109,608	328,435	6,197	113,483	103,411	214,952

Additions for legal claims correspond to:

i)	Provision for civil reparation
As of December 31, 2019, the Group updated the present value of the estimated provision amounting to S/154 million (S/73.5 million as of December 31, 2018), corresponding to the legal contingency estimated by the Management for exposure of the Company and its subsidiaries to the probable imposition of an obligation to compensate the government in relation to their participation as minority partners in certain entities that developed infrastructure projects in Peru with companies belonging to the Odebrecht group and in projects associated with the Construction Club.

ii)	Class Action
Two class action lawsuits have been filed against the company and certain of our former officials in before the United States Court for the

Eastern District of New York during the first quarter of 2017 that were later consolidated into a single claim. The plaintiffs allege that during the class period the Company obtained equity investments from investors based on false and misleading statements that were made in breach of the Securities Act and that caused material losses to such investors In particular, it is complaint alleges that the defendant did not disclose, among other things, that: a) the Company knew that its partner Odebrecht was involved in illegal activities; and that, b) the Company profited from such activities in violation of its own corporate governance rules.

As of the date of this report, the Company has entered into term sheet with the plaintiffs’ counsel, whereby the parties undertake to ensure the termination of the class action, through the negotiation, conclusion and filing of the final settlement agreement before court. The amount stipulated for the termination of the class action equals to US $ 20 million. As of December 31, 2019, the Company has made a provision of S/49.8 million (US $ 15 million) and the surplus of US $ 5 million will be covered by a professional liability policy pursuant to settlement agreement entered with the insurer.

iii)	Other provisions
Other provisions correspond mainly to claims received from clients for S/46 million in the subsidiary GyM S.A.
The gross movement of other provisions is as follows:

Other provisions	Legal contingencies	Contingent liabilities resulting from acquisitions	Provision for well closure	Total
At January 1, 2017	15,732	8,125	17,216	41,073
Additions	9,510	—	—	9,510
Reversals of provisions	(235)	(809)	(412)	(1,456)
Payments	(1,680)	—	—	(1,680)
Translation adjustments	37	(67)	—	(30)

At December 31, 2017	23,364	7,249	16,804	47,417

Additions	75,369	—	3,578	78,947
Reversals of provisions	(4,875)	(1,343)	—	(6,218)
Deconsolidation of subsidiaries	(2,340)	—	—	(2,340)
Reclasification liabilities classified as held for sale	—	(1,093)	—	(1,093)
Payments	(6,615)	—	—	(6,615)
Translation adjustments	(175)	(315)	—	(490)

At December 31, 2018	84,728	4,498	20,382	109,608

Additions	197,721	—	30,998	228,719
Reversals of provisions	(3,122)	(4,349)	—	(7,471)
Payments	(914)	—	(1,264)	(2,178)
Translation adjustments	(94)	(149)	—	(243)

At December 31, 2019	278,319	—	50,116	328,435